UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/09 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Advertising and marketing services (0.5%)
inVentiv Health, Inc. (NON)	41,800	$641,212
ValueClick, Inc. (NON)	41,637	478,826
		1,120,038

Aerospace and defense (1.1%)
Alliant Techsystems, Inc. (NON)	9,944	782,792
Cubic Corp.	23,641	925,782
Teledyne Technologies, Inc. (NON)	30,551	999,934
		2,708,508

Automotive (1.9%)
BorgWarner, Inc.	28,763	954,644
Harley-Davidson, Inc. (S)	73,500	1,661,100
Oshkosh Corp.	82,100	2,253,645
		4,869,389

Banking (3.5%)
City Holding Co.	9,199	296,392
City National Corp. (S)	24,318	959,102
Commerce Bancshares, Inc.	10,527	385,920
Cullen/Frost Bankers, Inc.	7,874	378,188
First Citizens BancShares, Inc. Class A	4,935	700,918
International Bancshares Corp.	22,712	299,344
PacWest Bancorp	26,949	433,340
Seacoast Banking Corp. of Florida (S)	49,259	106,399
Smithtown Bancorp, Inc.	20,288	234,529
SVB Financial Group (NON)	89,477	3,154,064
Webster Financial Corp.	52,990	599,317
Whitney Holding Corp.	69,213	606,306
Wilmington Trust Corp.	67,068	770,611
		8,924,430

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON)	39,061	776,142
		776,142

Building materials (1.0%)
AAON, Inc.	24,664	483,661
Apogee Enterprises, Inc.	40,599	591,933
Lennox International, Inc.	43,341	1,510,434
		2,586,028

Chemicals (4.1%)
Ashland, Inc.	18,819	623,662
CF Industries Holdings, Inc.	3,005	237,215
Compass Minerals International, Inc.	12,551	667,588
Cytec Industries, Inc.	20,388	511,739
Eastman Chemical Co.	18,019	894,824
FMC Corp.	23,203	1,128,594
Innophos Holdings, Inc.	36,600	687,348
International Flavors & Fragrances, Inc.	24,662	869,582
Lubrizol Corp. (The)	19,702	1,141,337
Methanex Corp. (Canada)	46,000	755,780
Olin Corp.	49,202	678,496
OM Group, Inc. (NON)	20,379	685,957
Spartech Corp.	33,221	415,263
Valspar Corp.	47,554	1,204,067
		10,501,452

Commercial and consumer services (2.1%)
Alliance Data Systems Corp. (NON) (S)	20,559	1,048,509
Bowne & Co., Inc.	44,181	354,773
Brink's Home Security Holdings, Inc. (NON)	24,626	734,347
Chemed Corp.	23,923	1,055,004
Deluxe Corp.	35,946	562,555
Dun & Bradstreet Corp. (The)	12,928	930,687
Global Cash Access, Inc. (NON)	31,728	285,552
Pre-Paid Legal Services, Inc. (NON)	3,924	191,373
Sotheby's Holdings, Inc. Class A	17,200	259,204
		5,422,004

Communications equipment (1.1%)
F5 Networks, Inc. (NON)	50,628	1,879,311
Syniverse Holdings, Inc. (NON)	57,425	1,006,660
		2,885,971

Computers (4.9%)
ANSYS, Inc. (NON) (S)	48,235	1,507,826

Blackbaud, Inc.	69,093	1,292,039
Brocade Communications Systems, Inc. (NON)	379,608	2,983,719
Cogent, Inc. (NON)	23,284	265,438
Emulex Corp. (NON)	188,460	1,720,640
Jack Henry & Associates, Inc.	46,278	993,589
Logitech International SA (Switzerland) (NON)	89,951	1,505,780
Logitech International SA (Switzerland) (NON) (S)	12,152	204,771
Polycom, Inc. (NON)	40,227	955,391
Quest Software, Inc. (NON)	32,300	476,102
Silicon Graphics International Corp. (NON)	90,100	452,302
		12,357,597

Conglomerates (0.9%)
AMETEK, Inc.	44,460	1,438,726
Harsco Corp.	29,500	811,545
		2,250,271

Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands)	58,339	813,829
Tutor Perini Corp. (NON)	76,054	1,403,196
		2,217,025

Consumer (1.0%)
CSS Industries, Inc.	23,377	542,346
Helen of Troy, Ltd. (Bermuda) (NON)	73,316	1,594,623
Hooker Furniture Corp.	21,034	288,797
		2,425,766

Consumer goods (0.6%)
Blyth, Inc.	10,928	463,675
Church & Dwight Co., Inc. (S)	19,363	1,142,030
		1,605,705

Consumer services (1.3%)
Brink's Co. (The)	24,626	668,596
TrueBlue, Inc. (NON)	209,854	2,665,146
		3,333,742

Electric utilities (2.1%)
Alliant Energy Corp.	25,472	666,348
Avista Corp.	45,298	838,919
El Paso Electric Co. (NON)	59,100	893,001
Northwestern Corp.	38,854	940,267
Pinnacle West Capital Corp.	29,200	933,232
Westar Energy, Inc.	48,700	957,929
		5,229,696

Electrical equipment (0.6%)
Hubbell, Inc. Class B	39,515	1,474,700
		1,474,700

Electronics (2.8%)
International Rectifier Corp. (NON)	62,500	1,035,000
Intersil Corp. Class A	82,107	1,179,878
Omnivision Technologies, Inc. (NON)	75,800	1,002,834
QLogic Corp. (NON)	77,842	1,015,838
Semtech Corp. (NON)	57,339	1,055,038
Synopsys, Inc. (NON)	45,831	915,703
Zoran Corp. (NON)	75,200	866,304
		7,070,595

Energy (oil field) (2.0%)
Basic Energy Services, Inc. (NON)	58,681	396,097
Cal Dive International, Inc. (NON)	42,400	378,632
CARBO Ceramics, Inc. (S)	14,800	617,012
Complete Production Services, Inc. (NON)	84,800	700,448
Core Laboratories NV (Netherlands) (S)	6,731	578,597
Hercules Offshore, Inc. (NON)	135,300	641,322
ION Geophysical Corp. (NON)	63,707	171,372
Key Energy Services, Inc. (NON)	129,858	901,215
Rowan Cos., Inc.	15,300	326,349
Superior Energy Services (NON)	25,600	424,704
		5,135,748

Energy (other) (0.2%)
Headwaters, Inc. (NON) (S)	204,664	628,318
		628,318

Financial (0.2%)
MGIC Investment Corp. (S)	74,401	491,047
		491,047

Forest products and packaging (1.0%)
Packaging Corp. of America	34,151	671,750
Sealed Air Corp.	55,514	1,020,902
Sonoco Products Co.	29,448	779,783

		2,472,435

Health-care services (5.6%)
Amedisys, Inc. (NON) (S)	16,600	742,186
AMERIGROUP Corp. (NON)	60,572	1,494,917
Gentiva Health Services, Inc. (NON)	42,600	906,528
IMS Health, Inc.	68,545	822,540
LifePoint Hospitals, Inc. (NON)	26,300	727,458
Lincare Holdings, Inc. (NON)	117,460	3,075,103
Medcath Corp. (NON)	44,957	542,181
Molina Healthcare, Inc. (NON)	44,845	1,011,255
Omega Healthcare Investors, Inc. (R) (S)	77,642	1,297,398
RehabCare Group, Inc. (NON)	27,000	649,620
Universal Health Services, Inc. Class B	12,600	700,686
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	116,787	1,763,484
WellCare Health Plans, Inc. (NON)	24,900	554,274
		14,287,630

Homebuilding (0.3%)
NVR, Inc. (NON)	1,369	822,974
		822,974

Household furniture and appliances (0.8%)
American Woodmark Corp.	14,751	345,763
Whirlpool Corp. (S)	27,500	1,569,975
		1,915,738

Insurance (5.3%)
American Financial Group, Inc.	27,283	665,432
American Physicians Capital, Inc.	6,713	298,661
Amerisafe, Inc. (NON)	15,896	264,350
Aspen Insurance Holdings, Ltd. (Bermuda)	24,975	621,128
CNA Surety Corp. (NON)	43,764	687,970
Delphi Financial Group Class A	38,925	927,583
Endurance Specialty Holdings, Ltd. (Bermuda)	27,579	920,311
Fidelity National Title Group, Inc. Class A	9,821	140,931
Hanover Insurance Group, Inc. (The)	23,001	904,169
Harleysville Group, Inc.	11,235	348,510
HCC Insurance Holdings, Inc.	32,407	813,416
IPC Holdings, Ltd. (Bermuda)	25,229	730,127
Odyssey Re Holdings Corp.	9,682	447,308
RenaissanceRe Holdings, Ltd.	15,337	770,684
Safety Insurance Group, Inc.	30,045	969,252
SeaBright Insurance Holdings, Inc. (NON)	41,945	407,705
Selective Insurance Group	67,073	1,002,071
Stancorp Financial Group	30,822	1,060,893
W.R. Berkley Corp.	35,589	826,732
Zenith National Insurance Corp.	28,610	682,921
		13,490,154

Investment banking/Brokerage (4.5%)
Affiliated Managers Group (NON)	14,249	940,719
Eaton Vance Corp.	42,942	1,229,000
FBR Capital Markets Corp. (NON)	50,557	258,852
Federated Investors, Inc.	79,013	2,048,807
Jefferies Group, Inc. (NON)	31,806	727,085
Legg Mason, Inc. (S)	28,400	799,176
SEI Investments Co.	92,400	1,746,360
TradeStation Group, Inc. (NON)	273,400	2,047,766
Waddell & Reed Financial, Inc. Class A	61,022	1,731,194
		11,528,959

Leisure (0.4%)
Polaris Industries, Inc.	28,200	1,067,934
		1,067,934

Machinery (2.3%)
AGCO Corp. (NON)	19,719	620,360
Applied Industrial Technologies, Inc.	77,306	1,710,009
Gardner Denver, Inc. (NON)	19,334	564,359
Kennametal, Inc.	50,700	1,080,924
Manitowoc Co., Inc. (The) (S)	153,868	950,904
Regal-Beloit Corp.	21,196	982,647
		5,909,203

Manufacturing (1.7%)
Actuant Corp. Class A	213,400	2,740,056
EnPro Industries, Inc. (NON)	37,485	667,983
Roper Industries, Inc.	16,750	800,985
		4,209,024

Medical technology (1.7%)
Conmed Corp. (NON)	60,772	1,068,372
Hill-Rom Holdings, Inc.	51,300	879,282
Invacare Corp.	28,379	578,932
Sirona Dental Systems, Inc. (NON)	49,000	1,273,510
SurModics, Inc. (NON) (S)	25,100	561,236
		4,361,332

Metals (2.0%)
Carpenter Technology Corp.	23,910	446,878
Century Aluminum Co. (NON)	141,502	1,185,787
Cliffs Natural Resources, Inc.	29,100	797,049
Reliance Steel & Aluminum Co.	28,320	954,667
Schnitzer Steel Industries, Inc. Class A	12,200	655,994
United States Steel Corp.	23,100	918,225
		4,958,600

Natural gas utilities (1.9%)
AGL Resources, Inc.	26,902	904,445
Atmos Energy Corp.	37,346	1,014,317
Energen Corp.	24,695	1,020,397
Southwest Gas Corp.	33,062	800,762
UGI Corp.	37,485	991,103
		4,731,024

Office equipment and supplies (0.4%)
Ennis Inc.	34,185	503,545
Steelcase, Inc.	64,149	469,571
		973,116

Oil and gas (4.5%)
Berry Petroleum Co. Class A (S)	31,605	749,671
Cabot Oil & Gas Corp. Class A	32,914	1,156,269
Clayton Williams Energy, Inc. (NON)	15,600	300,768
Comstock Resources, Inc. (NON)	23,115	889,928
Encore Acquisition Co. (NON)	33,870	1,205,772
Oil States International, Inc. (NON)	24,900	675,288
Patterson-UTI Energy, Inc.	51,200	707,072
Penn Virginia Corp.	31,500	605,115
Petroleum Development Corp. (NON)	33,145	558,162
St. Mary Land & Exploration Co.	16,300	389,081
Stone Energy Corp. (NON)	40,000	434,400
Swift Energy Co. (NON)	42,016	827,715
Unit Corp. (NON)	28,251	895,274
Vaalco Energy, Inc. (NON)	44,900	198,907
W&T Offshore, Inc. (S)	64,000	684,160
Whiting Petroleum Corp. (NON)	27,014	1,241,563
		11,519,145

Pharmaceuticals (4.2%)
Biovail Corp. (Canada)	142,824	1,912,413
Endo Pharmaceuticals Holdings, Inc. (NON)	49,044	1,030,414
King Pharmaceuticals, Inc. (NON) (S)	311,183	2,822,430
Medicis Pharmaceutical Corp. Class A	88,243	1,510,720
Par Pharmaceutical Cos., Inc. (NON)	48,200	781,322
Watson Pharmaceuticals, Inc. (NON)	73,172	2,541,264
		10,598,563

Railroads (0.4%)
GATX Corp.	44,278	1,116,691
		1,116,691

Real estate (4.2%)
DiamondRock Hospitality Co. (R)	100,922	682,233
Entertainment Properties Trust (R)	10,064	274,848
Hospitality Properties Trust (R)	92,794	1,465,217
Kimco Realty Corp. (R)	34,222	336,744
LaSalle Hotel Properties (R)	39,694	591,838
LTC Properties, Inc. (R)	36,257	885,396
Macerich Co. (The) (R)	19,243	378,510
National Health Investors, Inc. (R)	67,962	2,116,337
National Retail Properties, Inc. (R)	105,478	2,078,971
Nationwide Health Properties, Inc. (R)	25,362	736,005
Taubman Centers, Inc. (R) (S)	44,239	1,177,200
		10,723,299

Retail (7.9%)
Abercrombie & Fitch Co. Class A	37,870	1,082,703
Aeropostale, Inc. (NON)	50,402	1,834,633
AnnTaylor Stores Corp. (NON)	170,142	2,053,614
Books-A-Million, Inc.	96,478	894,351
Brown Shoe Co., Inc.	35,077	271,847
Buckle, Inc. (The) (S)	20,911	646,986
Cato Corp. (The) Class A	17,385	345,614
Dollar Tree, Inc. (NON)	22,934	1,057,716
Jos. A. Bank Clothiers, Inc. (NON)	14,858	543,654
Nash Finch Co.	23,423	719,086
NBTY, Inc. (NON)	62,453	2,260,799
Saks, Inc. (NON) (S)	290,267	1,486,167
Systemax, Inc. (NON) (S)	85,846	1,118,573
Timberland Co. (The) Class A (NON)	102,555	1,398,850
Toro Co. (The) (S)	80,611	2,793,977
Wolverine World Wide, Inc.	58,283	1,404,620
		19,913,190

Schools (0.6%)
Career Education Corp. (NON)	65,227	1,495,003

		1,495,003

Semiconductor (1.7%)
Advantest Corp. ADR (Japan)	34,000	741,880
Hittite Microwave Corp. (NON)	14,065	493,963
KLA-Tencor Corp.	22,326	711,753
Lam Research Corp. (NON)	20,872	627,412
MKS Instruments, Inc. (NON)	49,800	964,626
Novellus Systems, Inc. (NON)	35,627	697,220
		4,236,854

Shipping (1.0%)
Arkansas Best Corp.	49,167	1,400,276
Overseas Shipholding Group	10,316	354,355
Ship Finance International, Ltd. (Bermuda)	54,817	675,894
		2,430,525

Software (3.9%)
Akamai Technologies, Inc. (NON) (S)	79,786	1,311,682
Autodesk, Inc. (NON)	45,300	987,993
Citrix Systems, Inc. (NON) (S)	36,252	1,290,571
MicroStrategy, Inc. (NON)	14,697	897,252
Omnicell, Inc. (NON)	34,600	431,808
Red Hat, Inc. (NON) (S)	76,247	1,740,719
THQ, Inc. (NON)	127,400	854,854
TIBCO Software, Inc. (NON)	165,598	1,445,671
Websense, Inc. (NON)	55,614	823,087
		9,783,637

Staffing (0.2%)
Administaff, Inc.	21,749	545,030
CDI Corp.	4,870	61,849
		606,879

Technology services (3.2%)
Acxiom Corp.	60,187	580,805
FactSet Research Systems, Inc. (S)	28,008	1,588,054
Fair Isaac Corp.	65,801	1,262,721
Global Payments, Inc.	31,754	1,343,194
IHS, Inc. Class A (NON)	21,549	1,076,157
LoopNet, Inc. (NON)	14,725	117,800
Perfect World Co., Ltd. ADR (China) (NON)	35,800	1,280,924
Sohu.com, Inc. (China) (NON) (S)	12,400	758,508
		8,008,163

Telecommunications (1.1%)
ADTRAN, Inc.	33,796	816,511
CenturyTel, Inc.	12,111	380,164
NeuStar, Inc. Class A (NON)	70,726	1,604,066
		2,800,741

Textiles (0.7%)
Maidenform Brands, Inc. (NON)	36,508	504,906
Mohawk Industries, Inc. (NON)	20,000	1,031,600
Perry Ellis International, Inc. (NON)	25,507	196,659
		1,733,165

Tobacco (0.3%)
Universal Corp. (S)	18,294	696,453
		696,453

Toys (0.9%)
Hasbro, Inc.	77,084	2,042,726
Jakks Pacific, Inc. (NON)	19,213	221,526
		2,264,252

Transportation services (0.2%)
HUB Group, Inc. Class A (NON)	20,519	440,953
Pacer International, Inc.	50,363	124,900
		565,853

Trucks and parts (2.2%)
Autoliv, Inc. (Sweden) (S)	87,243	3,124,172
Superior Industries International, Inc.	43,683	689,318
WABCO Holdings, Inc.	97,200	1,847,770
		5,661,260

Total common stocks (cost $249,741,524)		$248,895,968

SHORT-TERM INVESTMENTS (14.0%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.54% and
due dates ranging from August 3, 2009 to
August 10, 2009 (d)	$30,692,082	$30,690,822
Putnam Money Market Liquidity Fund (e)	4,713,815	4,713,815

Total short-term investments (cost $35,404,637)	$35,404,637

TOTAL INVESTMENTS

Total investments (cost $285,146,161)(b)	$284,300,605

Key to holding's abbreviations

ADR	American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $253,427,371.

(b) The aggregate identified cost on a tax basis is $290,109,053, resulting in gross unrealized appreciation and depreciation of $34,825,877 and $40,634,325, respectively, or net unrealized depreciation of $5,808,448.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2009, the value of securities loaned amounted to $29,732,380. The fund received cash collateral of $30,690,822 which is pooled with collateral of other Putnam funds into 4 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $918 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,338,834 and $7,299,693, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:
Basic materials	20,149,512	--	--
Capital goods	20,935,811	--	--
Communication services	2,800,741	--	--
Conglomerates	2,250,271	--	--
Consumer cyclicals	43,421,392	--	--
Consumer staples	8,456,868	--	--
Energy	17,283,211	--	--
Financial	45,157,889	--	--
Health care	30,023,667	--	--
Technology	44,342,817	--	--
Transportation	4,113,069	--	--
Utilities and power	9,960,720	--	--

Total Common stocks	248,895,968	--	--

Short-term investments	4,713,815	30,690,822	--

Totals by level	$253,609,783	$30,690,822	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund

The fund's portfolio
7/31/09 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value

Banking (3.9%)
Cullen/Frost Bankers, Inc. (S)	62,200	$2,987,466
First Citizens BancShares, Inc. Class A	35,200	4,999,456
SunTrust Banks, Inc.	286,200	5,580,900
TCF Financial Corp. (S)	259,600	3,670,744
UMB Financial Corp.	92,100	3,842,412
		21,080,978

Beverage (0.7%)
Molson Coors Brewing Co. Class B (S)	85,600	3,869,976
		3,869,976

Building materials (2.5%)
Owens Corning, Inc. (NON)	511,400	9,399,532
Stanley Works (The)	106,600	4,279,990
		13,679,522

Chemicals (1.6%)
Terra Industries, Inc.	158,300	4,616,028
Valspar Corp.	165,100	4,180,332
		8,796,360

Coal (1.6%)
Massey Energy Co. (S)	316,700	8,424,220
		8,424,220

Combined utilities (0.5%)
El Paso Corp.	273,100	2,747,386
		2,747,386

Commercial and consumer services (3.6%)
Alliance Data Systems Corp. (NON) (S)	178,600	9,108,600
Expedia, Inc. (NON)	290,113	6,008,240
URS Corp. (NON)	84,920	4,296,952
		19,413,792

Communications equipment (1.3%)
Tellabs, Inc. (NON)	1,216,200	7,053,960
		7,053,960

Computers (2.7%)
Brocade Communications Systems, Inc. (NON) (S)	1,823,400	14,331,924
		14,331,924

Construction (1.4%)
USG Corp. (NON) (S)	541,900	7,662,466
		7,662,466

Consumer goods (4.7%)
Alberto-Culver Co.	366,000	9,376,920
Church & Dwight Co., Inc. (S)	96,800	5,709,264
Clorox Co.	78,500	4,789,285
Newell Rubbermaid, Inc. (S)	430,044	5,534,666
		25,410,135

Containers (2.5%)
Owens-Illinois, Inc. (NON)	274,300	9,309,742
Silgan Holdings, Inc.	78,300	3,935,358
		13,245,100

Electric utilities (1.0%)
Edison International	78,200	2,527,424
Progress Energy, Inc.	77,580	3,059,755
		5,587,179

Electronics (1.8%)
Garmin, Ltd. (S)	131,200	3,628,992
Micron Technology, Inc. (NON) (S)	957,537	6,118,661
		9,747,653

Energy (oil field) (3.5%)
BJ Services Co. (S)	515,100	7,304,118

Oceaneering International, Inc. (NON)	91,100	4,638,812
Weatherford International, Ltd. (China) (NON)	374,700	7,029,372
		18,972,302

Engineering and construction (1.7%)
Fluor Corp. (S)	178,200	9,408,960
		9,408,960

Gaming and lottery (0.9%)
International Game Technology	253,600	5,008,600
		5,008,600

Health-care services (7.9%)
AmerisourceBergen Corp.	288,000	5,679,360
Coventry Health Care, Inc. (NON)	239,200	5,501,600
Lincare Holdings, Inc. (NON) (S)	292,900	7,668,122
Mednax, Inc. (NON)	235,600	10,920,060
Omnicare, Inc. (S)	528,830	12,623,172
		42,392,314

Homebuilding (0.9%)
M.D.C. Holdings, Inc.	133,100	4,690,444
		4,690,444

Insurance (7.0%)
Fidelity National Title Group, Inc. Class A	395,800	5,679,730
HCC Insurance Holdings, Inc.	165,500	4,154,050
Marsh & McLennan Cos., Inc.	251,100	5,127,462
W.R. Berkley Corp.	330,600	7,679,838
Willis Group Holdings, Ltd. (United Kingdom)	203,600	5,073,712
XL Capital, Ltd. Class A (S)	720,700	10,147,456
		37,862,248

Investment banking/Brokerage (5.6%)
Ameriprise Financial, Inc.	226,662	6,301,204
Invesco, Ltd.	269,168	5,316,068
Investment Technology Group, Inc. (NON)	186,100	4,159,335
SEI Investments Co.	307,200	5,806,080
State Street Corp. (S)	173,646	8,734,394
		30,317,081

Manufacturing (1.3%)
General Cable Corp. (NON) (S)	185,200	7,180,204
		7,180,204

Media (0.7%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	685,563	3,571,783
		3,571,783

Medical technology (1.2%)
Boston Scientific Corp. (NON)	577,300	6,200,202
		6,200,202

Metals (2.2%)
Nucor Corp.	48,400	2,152,348
Steel Dynamics, Inc.	319,000	5,218,840
United States Steel Corp. (S)	110,100	4,376,475
		11,747,663

Natural gas utilities (2.7%)
National Fuel Gas Co.	192,100	7,795,418
Questar Corp.	198,400	6,561,088
		14,356,506

Oil and gas (4.1%)
Cabot Oil & Gas Corp. Class A	199,900	7,022,487
Newfield Exploration Co. (NON)	276,063	10,857,558
Pioneer Natural Resources Co. (S)	146,400	4,179,720
		22,059,765

Pharmaceuticals (0.5%)
Sepracor, Inc. (NON)	147,000	2,550,450
		2,550,450

Power producers (1.4%)
AES Corp. (The) (NON) (S)	602,400	7,704,696
		7,704,696

Real estate (4.9%)
Boston Properties, Inc. (R)	60,600	3,205,740
Chimera Investment Corp. (R)	1,386,037	4,962,012
Host Marriott Corp. (R) (S)	709,800	6,444,984
National Health Investors, Inc. (R)	151,600	4,720,824

ProLogis Trust (R)		318,000	2,795,220
Simon Property Group, Inc. (R)		77,997	4,345,993
			26,474,773

Restaurants (1.4%)
Domino's Pizza, Inc. (NON)		886,500	7,287,030
			7,287,030

Retail (7.9%)
Abercrombie & Fitch Co. Class A (S)		179,100	5,120,469
Advance Auto Parts, Inc.		87,200	4,031,256
BJ's Wholesale Club, Inc. (NON)		137,811	4,595,997
Gap, Inc. (The)		389,100	6,350,112
Macy's, Inc.		443,200	6,164,912
OfficeMax, Inc.		664,500	6,186,495
Ross Stores, Inc.		111,900	4,933,671
Sally Beauty Holdings, Inc. (NON) (S)		699,255	4,880,800
			42,263,712

Semiconductor (3.9%)
Atmel Corp. (NON)		3,347,200	13,957,824
Cymer, Inc. (NON)		205,928	7,044,797
			21,002,621

Shipping (3.4%)
Con-way, Inc. (S)		240,280	10,944,754
Genco Shipping & Trading, Ltd. (S)		304,600	7,282,986
			18,227,740

Software (1.7%)
Amdocs, Ltd. (Guernsey) (NON)		255,200	6,104,384
Parametric Technology Corp. (NON)		217,300	2,805,343
			8,909,727

Technology services (0.5%)
United Online, Inc.		316,924	2,909,362
			2,909,362

Telephone (0.4%)
Leap Wireless International, Inc. (NON)		101,100	2,421,345
			2,421,345

Toys (1.2%)
Mattel, Inc.		352,900	6,203,983
			6,203,983

Total common stocks (cost $424,189,033)			$520,774,162

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract
	strike price	amount	Value

CIT Group, Inc. (Call)	Oct-09/$2.50	1,411,545	$200,157

Total purchased options outstanding (cost $903,389)			$200,157

SHORT-TERM INVESTMENTS (21.9%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		15,583,979	$15,583,979
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.54% and
due dates ranging from August 3, 2009 to
August 10, 2009 (d)		$102,144,596	102,140,401

Total short-term investments (cost $117,724,380)			$117,724,380

TOTAL INVESTMENTS

Total investments (cost $542,816,802) (b)			$638,698,699

NOTES

(a) Percentages indicated are based on net assets of $538,641,692.

(b) The aggregate identified cost on a tax basis is $576,611,904, resulting in gross unrealized appreciation and depreciation of $80,584,966 and $18,498,171, respectively, or net unrealized appreciation of $62,086,795.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2009, the value of securities loaned amounted to $98,819,791. The fund received cash collateral of $102,140,401 which is pooled with collateral of other Putnam funds into 4 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,043 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $86,164,846 and $95,133,472, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $197,284 at July 31, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S.

Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, the fund had net unrealized losses of $703,232 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:
Basic materials	$28,206,489	$--	$--
Capital goods	29,834,264	--	--
Communication services	2,421,345	--	--
Consumer cyclicals	85,355,039	--	--
Consumer staples	46,043,938	--	--
Energy	49,456,287	--	--
Financial	115,735,080	--	--
Health care	51,142,966	--	--
Technology	63,955,247	--	--
Transportation	18,227,740	--	--
Utilities and power	30,395,767	--	--

Total Common stocks	520,774,162	--	--

Purchased options outstanding	--	200,157	--

Short-term investments	15,583,979	102,140,401	--

Totals by level	$536,358,141	$102,340,558	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Equity contracts	$200,157	$--

Total	$200,157	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009